Risk management - Schedule of exposure and impairment losses by stage (Details) € in Millions	Dec. 31, 2024 EUR (€) tranches	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Exposure and impairment losses
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 953,572	€ 953,919	€ 949,583
Financial assets	(283,497)	(243,203)	(193,716)
Accumulated impairment
Exposure and impairment losses
Financial assets	349	286	226
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Exposure and impairment losses
Financial assets	22,125	22,788	22,684	€ 22,964
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	21,661	22,778	22,854
Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Exposure and impairment losses
Financial assets	8,037	8,550	8,753
Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Exposure and impairment losses
Financial assets	14,088	14,238	13,931
Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	839,255	843,297	850,779
Stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	3,276	3,592	3,807
Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	81,416	76,784	66,196
Stage 2 and 3 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	4,715	5,055	5,195
Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	32,901	33,838	32,608
Stage 2 and 3 | Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Loans and advances, customers including provisions for undrawn authorized
Exposure and impairment losses
Financial assets	13,669	14,131	13,852
From AAA to AA-
Exposure and impairment losses
Maximum exposure to credit risk	111,576	149,326	173,946
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	108,977	147,065	172,440
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	2,599	2,261	1,506
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From A+ to BB
Exposure and impairment losses
Maximum exposure to credit risk	448,144	435,359	404,685
From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	431,544	421,449	394,084
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	16,600	13,910	10,601
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From BB- to B-
Exposure and impairment losses
Maximum exposure to credit risk	333,431	304,191	305,109
From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	288,302	262,954	272,456
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	45,129	41,237	32,653
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
CCC and below
Exposure and impairment losses
Maximum exposure to credit risk	60,421	65,043	65,843
CCC and below | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	10,431	11,829	11,799
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	17,088	19,376	21,436
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 32,901	€ 33,838	€ 32,608